SIGNIFICANT ACCOUNTING POLICIES: Share-based payments policy (Policies)	12 Months Ended
Mar. 31, 2018
Policies
Share-based payments policy

Share-based payments

The Company accounts for share-based payments granted to directors, officers, employees and consultants using the Black-Scholes option-pricing model to determine the fair value of the plan at the grant date. Share-based payments to employees, officers and directors are recorded and reflected as an expense over the vesting period with a corresponding amount reflected in stock option reserve. On exercise, the associated amounts previously recorded in the stock option reserve are transferred to the common share capital.

The quoted market price of the Company’s shares on the date of issuance under any share- based plan is considered as fair value of the shares issued.

Share-based payments to non-employees are recognized and measured at the date the services are received based on the fair value of the services received unless if the fair value of the services cannot be reliably measured in which case it is based on the fair value of equity instruments issued using the Black-Scholes option pricing model.